Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	24,924,517	17,839,492	24,924,517	17,839,492
Convertible notes payable [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	14,891,979	9,302,326	14,891,979	9,302,326
Common Class A [Member] | Class A Common Stock warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,047,500	8,047,500	8,047,500	8,047,500
Common Class A [Member] | Class A Common Stock options [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,376,804	235,000	1,376,804	235,000
Common Class A [Member] | Class A Common Restricted stock units [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	608,234	254,666	608,234	254,666